Schedule of minimum rental payment on termination (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	R$ 6,118	R$ 8,374
Future financing charges	2,983	6,630
Gross amount of finance lease agreements	9,101	15,004
Later Than One Year 3 [Member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	895	947
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	2,807	3,053
Later than five years [member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	R$ 2,416	R$ 4,374